Share-based compensation - Changes in stock options (Details)	12 Months Ended
	Dec. 31, 2018 USD ($) shares	Dec. 31, 2017 USD ($) shares
Share-Based Payment Arrangements [Abstract]
Number of stock options outstanding, beginning of period | shares	262,535	344,767
Number of stock options granted | shares	21,900	31,400
Number of stock options exercised | shares	(83,114)	(98,274)
Number of stock options cancelled | shares	(3,100)	(15,358)
Number of stock options outstanding, end of period | shares	198,221	262,535
Weighted average exercise price of stock options outstanding, beginning of period (in usd per option) | $	$ 45.09	$ 40.91
Weighted average exercise price of stock options granted (in usd per option) | $	54.65	50.17
Weighted average exercise price of stock options exercised (in usd per option) | $	38.89	30.90
Weighted average exercise price of stock options cancelled (in usd per option) | $	57.26	52.43
Weighted average exercise price of stock options outstanding, end of period (in usd per option) | $	$ 48.55	$ 45.09